10. Promissory Notes (Details)	12 Months Ended
Jun. 30, 2020 USD ($)
Three Promissory Notes, #1
Debt Instrument, Issuance Date	Sep. 01, 2018
Debt Instrument, Issuer	Company
Debt Instrument, Description	three promissory notes
Debt Instrument, Face Amount	$ 100,000
Debt Instrument, Interest Rate, Stated Percentage	9.00%
Two Promissory Notes, #2
Debt Instrument, Issuance Date	Mar. 20, 2020
Debt Instrument, Issuer	Company
Debt Instrument, Description	two promissory notes
Debt Instrument, Face Amount	$ 150,000
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Debt Instrument, Maturity Date	Jul. 01, 2021